Restructuring Reversals (Charges)	9 Months Ended
Sep. 30, 2019
Restructuring and Related Activities [Abstract]
Restructuring Charges
Restructuring Charges
During the three and nine months ended September 30, 2019, the Company recorded restructuring charges of $0.4 million and $10.4 million, respectively. The restructuring charges primarily related to severance costs resulting from the termination of certain management contracts in Teekay Parent of which the costs were fully recovered from the customer and the recovery is presented in revenue, as well as from the termination of the charter contract for the Toledo Spirit Suezmax tanker in Teekay LNG upon the sale of the vessel in January 2019.

During the three and nine months ended September 30, 2018, the Company recorded restructuring charges of $0.8 million and $4.1 million, respectively. The restructuring charges primarily related to severance costs resulting from reorganization and realignment of resources of certain of the Company's business development, marine solutions and fleet operations functions to better respond to the changing business environment.

At September 30, 2019 and December 31, 2018, $0.8 million and $0.8 million, respectively, of restructuring liabilities were recorded in accounts payable, accrued liabilities and other on the unaudited consolidated balance sheets.